SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

14.	SEGMENTED INFORMATION

At December 31, 2025, 2024, and 2023, the Company operated as a single reportable segment consisting of its point-of-care business. This includes the HealthTab™ - Point of Care Business in Canada and the HealthTab UK - Point of Care Business in the United Kingdom. The Company’s revenues allocated by geography for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	$	$	$
Canada	497,074	4,785,711	3,485,147
United Kingdom	36,810	-	-
	533,884	4,785,711	3,485,147

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025, 2024 and 2023

(Expressed in Canadian Dollars)